EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 990	¥ 835	¥ 699
Contributions recognized as expense	¥ 111	¥ 108	¥ 90